Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Retail Sales by Each Segments	Retail sales by each of the segments are as follows:
		Year ended December 31,
Operating segment	Banner	2023	2022 (a)	2021
Colombia	Éxito	10,214,174	10,094,080	8,581,274
	Carulla	2,434,416	2,153,203	1,782,355
	Low cost and other	2,370,319	2,270,112	1,920,768
Argentina		1,014,898	1,683,717	1,178,166
Uruguay		4,193,328	3,553,925	2,643,858
Total consolidated		20,227,135	19,755,037	16,106,421
Eliminations		(824)	(961)	(665)
Total consolidated		20,226,311	19,754,076	16,105,756
(a)	As a consequence of the store conversions carried out during 2023, the sales of the brands of the Colombian operating segment for the year ended December 31, 2022, and 2021, have been restated for comparative purposes using the same store allocation presented during the year ended December 31, 2023.

Schedule of Operating Segment	Below is additional information by operating segment:
	For the year ended December 31, 2023
	Colombia	Argentina (1)	Uruguay (1)	Total	Eliminations (2)	Total
Retail sales	15,018,909	1,014,898	4,193,328	20,227,135	(824)	20,226,311
Service revenue	753,071	37,893	28,529	819,493	-	819,493
Other revenue	63,014	15	13,485	76,514	(231)	76,283
Gross profit	3,558,757	360,632	1,506,654	5,426,043	-	5,426,043
Operating profit	512,588	28,918	341,275	882,781	-	882,781
Depreciation and amortization	556,669	19,300	84,175	660,144	-	660,144
Net finance expenses	(386,112)	(15,835)	(12,343)	(414,290)	-	(414,290)
Income tax	31,134	(11,905)	(65,127)	(45,898)	-	(45,898)
Profit before income tax	12,057	13,083	328,932	354,072	-	354,072

	For the year ended December 31, 2022
	Colombia	Argentina (1)	Uruguay (1)	Total	Eliminations (2)	Total
Retail sales	14,517,395	1,683,717	3,553,925	19,755,037	(961)	19,754,076
Service revenue	648,806	66,657	25,783	741,246	-	741,246
Other revenue	113,467	341	10,815	124,623	(272)	124,351
Gross profit	3,385,817	604,403	1,249,056	5,239,276	307	5,239,583
Operating profit	663,984	68,703	257,140	989,827	307	990,134
Depreciation and amortization	506,716	24,427	72,185	603,328	-	603,328
Net finance expenses	(263,785)	(97,014)	(19,368)	(380,167)	(307)	(380,474)
Income tax	(218,901)	(65,262)	(41,539)	(325,702)	-	(325,702)
Profit before income tax	365,479	(28,311)	237,772	574,940	-	574,940
	For the year ended December 31, 2021
	Colombia	Argentina (1)	Uruguay (1)	Total	Eliminations (2)	Total
Retail sales	12,284,397	1,178,166	2,643,858	16,106,421	(665)	16,105,756
Service revenue	550,284	39,477	19,542	609,303	-	609,303
Other revenue	198,142	826	8,993	207,961	(635)	207,326
Gross profit	3,099,453	412,465	921,140	4,433,058	471	4,433,529
Operating profit	701,974	16,152	200,809	918,935	473	919,408
Depreciation and amortization	(466,959)	(24,873)	(55,552)	(547,384)	-	(547,384)
Net finance expenses	(161,533)	(20,079)	(13,670)	(195,282)	(473)	(195,755)
Income tax	(120,671)	12,769	(29,768)	(137,670)	-	(137,670)
Profit before income tax	547,675	(3,927)	187,139	730,887	-	730,887
(1)	Non-operating companies (holding companies that hold interests in the operating companies) are allocated by segments to the geographic area to which the operating companies belong. Should the holding company hold interests in various operating companies, it is allocated to the most significant operating company.
(2)	Relates to the balances of transactions carried out between segments, which are eliminated in the process of consolidation of financial statements.